Other receivables (Tables)	12 Months Ended
Jun. 30, 2024
Other receivables [Abstract]
Other Receivables

	Consolidated
	30 June 2024	30 June 2023
	US$’000	US$’000

Current assets
Trade receivable	152	-
Government grant receivable (note 20)	2,078	-
Share issuances proceeds receivable	16,563	1,581
Provincial sales tax receivable	-	122
Interest receivable	1,472	-
ERS receivable	1,128	-
Other receivable	130	97
GST receivable	7,844	4,743

Total other receivables	29,367	6,543